Form 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:       March 31, 2001

Check here if Amendment [   ]:  Amendment Number :
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             LeggMason Investors Unit Trust Managers Limited
Address:          32 Harbour Exchange Square
                  London E14 9GE


13F File Number : 28-6403

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Rebecca Thomas
Title:   Managing Director
Phone:   020-7537-0000
Signature                               Place                 Date of Signing



_____________________________________________________________________________
/s/ Rebecca Thomas                      London, England       May 14, 2001

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[ X   ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                        FORM 13F SUMMARY PAGE


Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A